Financial Risk Factors and Risk Management - Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - Foreign Currency € in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 £ / €	Dec. 31, 2024 ¥ / €	Dec. 31, 2024 SFr / €	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / €	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 £ / €	Dec. 31, 2023 ¥ / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / €
Financial Risk Factors and Risk Management
Exposure	€ 5,600						€ 4,200
FX forward contracts | 1 to 6 months
Financial Risk Factors and Risk Management
Exposure	2,078						1,364
Average forward rate		0.83	158.63	0.92	0	1.06		0.88	148.12	0.96	1.64	1.1
FX forward contracts | 7 to 12 months
Financial Risk Factors and Risk Management
Exposure	€ 1,657						€ 1,025
Average forward rate		0.84	157.46	0.91	0	1.07		0.88	152.1	0.94	1.67	1.09